Cover Page	Mar. 22, 2021	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 22, 2021
Entity Registrant Name		CURO GROUP HOLDINGS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38315
Entity Tax Identification Number	90-0934597
Entity Address, Address Line One	3527 North Ridge Road
Entity Address, City or Town	Wichita
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	67205
City Area Code		316
Local Phone Number		772-3801
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common stock
Trading Symbol	CURO
Security Exchange Name	NYSE
Entity Emerging Growth Company		false
Amendment Flag		true
Entity Central Index Key		0001711291